Notes Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes Payable
Notes payable, current		$ 1,000	$ 695
Notes payable, net of current		996	2,725
Motherlode Promissory Note
Notes Payable
Notes payable, current		196	185
Notes payable, net of current		490	$ 683
Nonrelated Party
Notes Payable
Total future payments	$ 641
Nonrelated Party | Motherlode Promissory Note
Notes Payable
Notes payable, current	199	196
Notes payable, net of current	442	490
Total future payments	$ 641	$ 686